LOANS RECEIVABLE (Summary of Loans Receivable) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Loans receivable, current
Less: Allowances for doubtful debts	$ (4,252)
Loans receivable, net, current	244,293	$ 79,641
Loans receivable, Non-current
Less: Allowances for doubtful debts	(878)
Loans receivable, net, non-current	40,970	$ 2,009
Secured [Member]
Loans receivable, current
Loans receivable, gross	35,873	29,356
Loans receivable, Non-current
Loans receivable, gross	1,583	41
Secured [Member] | Entrusted loans [Member]
Loans receivable, current
Loans receivable, gross	16,108	17,413
Secured [Member] | Mortgage loans [Member]
Loans receivable, current
Loans receivable, gross	19,765	11,943
Loans receivable, Non-current
Loans receivable, gross	1,583	41
Unsecured loans [Member]
Loans receivable, current
Loans receivable, gross	212,672	50,285
Loans receivable, Non-current
Loans receivable, gross	$ 40,265	$ 1,968